Financial Risk Management	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Financial Risk Management
4. FINANCIAL RISK MANAGEMENT
The Group’s activities expose it to a variety of financial risks: Market risk (including exchange rate risk, interest rate risk, and price risk), liquidity risk and credit risk. Within the Group, risk management functions are conducted in relation to financial risks associated to financial instruments to which the Group is exposed during a certain period or as of a specific date.
The following provides a description of the principal risks that could have a material adverse effect on the Group’s strategy, performance, results of operations and financial condition. The risks facing the businesses, set out below, do not appear in any particular order of potential materiality or probability of occurrence.
The sensitivity analysis of market risks included below are based on a change in one factor while holding all other factors constant. In practice this is unlikely to occur, and changes in some of the factors may be correlated, for example, changes in interest rates and changes in foreign currency rates.
Sensitivity analyses provide only a limited,
point-in-time
view. The actual impact on the Group’s financial instruments may differ significantly from the impact shown in the sensitivity analysis.

•	Market risk management
The market risk to which the Group is exposed is the possibility that the valuation of the Group’s financial assets and financial liabilities as well as certain expected cash flows may be affected by changes in exchange rates, interest rates or certain other price variables.
The following is a description of these risks as well as a detail of the extent to which the Group is exposed and a sensitivity analysis of possible changes in each of the relevant market variables.
Exchange rate risk
The value of financial assets and liabilities denominated in a currency different from the Company’s functional currency is subject to variations resulting from fluctuations in exchange rates. Since YPF’s functional currency is the U.S. dollar, the currency that generates the greatest exposure is the peso (the Argentine legal currency).
The following table provides a breakdown of the effect that a variation of 10% in the exchange rates corresponding to the peso against the U.S. dollar would have on the Group’s net income, mainly considering the exposure of financial assets and liabilities, excluding non-monetary
items and financial instruments denominated in the functional currency of YPF and its subsidiaries, as of December 31, 2025:

	Appreciation (+) / depreciation (-) of exchange rate	Profit (loss)
Impact on profit or loss before income tax	+10%	90
	-10%	(90)
During the fiscal year ended December 31, 2025, the exchange rate of the pesos against the U.S. dollars showed a 41% variation.
Likewise, based on the requirements for access to the Foreign Exchange Market established by BCRA, the Group maintains an active strategy in the management of liquidity, using several financial instruments and derivatives, if considered appropriate (see Note 35.j)).
Interest rate risk
The Group is exposed to risks associated with fluctuations in interest rates on loans and investments in financial assets. Changes in interest rates may affect the interest income and costs derived from financial assets and liabilities tied to a variable interest rate.
The Group’s strategy to hedge interest rate risk is based on maintaining relatively low percentages of debt at a variable interest rate and, if considered appropriate, using derivative financial instruments.

The table below provides information about the financial assets and liabilities as of December 31, 2025 that accrue interest considering the applicable interest rate:

	Financial assets (1)	Financial liabilities (2)
Fixed interest rate	289	10,045
Variable interest rate	16	559

Total (3)	305	10,604

(1)	Includes balances for short-term investments and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest bearing.
(2)	Includes balances for loans and other liabilities which accrue interest. Does not include accounts payable, which mostly do not accrue interest, nor the leases liabilities.
(3)	Includes principal and interest.
Balances for financial liabilities at variable interest rate represent 5% of the total as of December 31, 2025, and mainly include exports pre-financing,
imports financing and financial loans with local and international entities. The principal at variable interest rate are mainly subject to the fluctuations in SOFR plus a spread between 0.9% and 6.8%.
In relation to variable interest rate financial assets, they include trade receivables, which have a low exposure to interest rate risk.
The
table
below shows the estimated impact on net income that an increase or decrease of 100 basis points (“b.p.”) in the variable interest rates would have as of December 31, 2025:

	Increase (+) / decrease (-) in the interest rates	Profit (loss)
Impact on profit or loss for the year	+100 b.p.	(5)
	-100 b.p.	5
Price risk
The Group is exposed to its own price risk for investments in financial instruments classified as at fair value through profit or loss (see Note 6). The Group continuously monitors the evolution of the prices in these investments for significant fluctuations. As of December 31, 2025, the Group does not have material derivative financial instruments to hedge the risks associated with commodity price fluctuations as well as the price risk inherent to investments in financial assets, although it could use such instruments in the future if considered appropriate.
As of December 31, 2025, the aggregate value of financial assets at fair value through profit or loss amounts to 668.
The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on profit or loss before income tax as of December 31, 2025:

	Increase (+) / decrease (-) in the prices	Profit (loss)
Impact on profit or loss before income tax	+10%	67
	-10%	(67)

The Group’s pricing policy regarding the sale of fuels contemplates several factors such as international and local crude oil prices, international prices of refined products, processing and distribution costs, the prices of biofuels, the exchange rate fluctuations, local demand and supply, competition, inventories, export duties, local taxes, domestic margins for the products, among others. The Group’s expectation is to align, over time, local prices with those in international markets, seeking to maintain a reasonable relationship between the local prices of crude oil and fuels, without considering short-term fluctuations, however, the exposure to price risk will depend on other key factors that are also considered in the Group’s pricing policy (including, but not limited to, changes in the exchange rate or in international prices, or potential legal or regulatory limitations, or other limitations that affect the ability of the markets to face price changes), and which may therefore lead the Group to not be able to maintain such relationship, if volatility and uncertainty in international crude oil and their by-products
prices and exchange rate fluctuations continue into the future. In 2025, crude oil deliveries were negotiated between producers and refiners or sellers.

•	Liquidity risk management
Liquidity risk is associated with the possibility of a mismatch between the need of funds to meet short, medium or long-term obligations. The Group intends to align the maturity profile of its financial debt to be related to its ability to generate enough cash flows to finance the projected expenditures for each year. As of December 31, 2025, the availability of liquidity reached 933, considering cash of 198 and other liquid financial assets of 735 included in the “Cash and cash equivalents” line item in the statement of financial position (see Note 16). Additionally, the Group has other investments freely available for 262 included in the “Investments in financial assets” line item in the statement of financial position (see Note 15).
As of December 31, 2025, working capital amounts to (966) generated mainly by the financing of investment plans, which is monitored continuously by the Group. Uncommitted bank credit lines together with local and international capital markets constitute an important source of funding to meet committed obligations. Currently, YPF has the capacity to issue debt under the Frequent Issuer Regime.
Based on the requirements for access to the Foreign Exchange Market established by BCRA to maturities of principal amounts of offshore
debts and the issuance of debt securities denominated in foreign currency scheduled until December 31, 2025, all the provisions issued were fulfilled by the Group. See Note 35.j).
The following table sets forth the maturity dates of the Group’s financial liabilities as of December 31, 2025:

	2025
	Maturity date
	0 - 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years	Total
Financial liabilities
Lease liabilities	298	159	53	19	14	28	571
Loans	2,355	2,006	1,445	1,135	786	2,854	10,581
Other liabilities (1)	398	239	98	16	15	5	771
Accounts payable (1)	2,228	1	-	-	-	3	2,232

	5,279	2,405	1,596	1,170	815	2,890	14,155

(1)	Includes undiscounted contractual cash flows given that they do not differ significantly from their nominal values.
Most of the Group’s loans contain market-standard covenants for contracts of this nature, which include financial covenants mainly related to restrictions on incurring additional debt associated with the leverage ratio and the debt interest coverage ratio, restrictions on dividend payments, and events of defaults triggered by materially adverse judgements (see Notes 17 and 33), among others.
Under the terms of the financial loan agreements and NO, if the Group breached a covenant or if it could not remedy it within the stipulated period, it would default, a situation that would limit its liquidity and, given that the majority of its loans contain cross default provisions, it could result in an early enforceability of its obligations.
The Group monitors compliance with covenants on a quarterly basis. As of December 31, 2025, the Group is in compliance with its covenants.

•	Credit risk management
Credit risk is defined as the possibility of a third party not complying with its contractual obligations, thus negatively affecting results of operations of the Group.
Credit risk in the Group is measured and controlled on an individual customer basis. The Group has its own systems to conduct a permanent evaluation of credit performance and the determination of risk limits of all of its customers and to third parties, in line with best practices using for such end internal customer records and external data sources.
Financial instruments that potentially expose the Group to a credit concentration risk consist primarily of cash and cash equivalents, investments in financial assets, trade receivables and other receivables. The Group invests temporary excess cash primarily in high liquid investments with financial institutions with a strong credit rating both in Argentina and abroad. In the normal course of business and based on ongoing credit evaluations to its customers, the Group provides credit to its customers and certain related parties.
Likewise, the charge for doubtful receivables is charged to net income in the statement of comprehensive income, based on specific information regarding its clients.
Provisions for doubtful receivables are measured by the criteria mentioned in Note 2.b.7).
The maximum exposure to credit risk of the Group of December 31, 2025 based on the type of its financial instruments and without excluding the amounts covered by several types of guarantees is set forth below:

Maximum exposure
Cash and cash equivalents	933
Investments in financial assets	262
Other financial assets	2,964
Considering the maximum exposure to the credit risk and based on the concentration of the counterparties, credit and investments with the National Government, direct agencies and companies with government participation, accounts for 560 and represents 13% of total, while the Group’s remaining debtors are diversified.
The following is the breakdown of the financial assets past due as of December 31, 2025:

	Current trade receivable	Other current receivables
Less than three months past due	231	19
Between three and six months past due	22	-
More than six months past due	5	2

	258	21

As of December 31, 2025, the provision for doubtful trade receivables amounts to 81 and the provision for other doubtful receivables amounts to 39. These provisions represent the Group’s best estimate of the credit losses incurred in relation with accounts receivables.
Guarantee policy
As collateral of the credit limits granted to customers, the Group receives several types of guarantees from its customers. In the gas stations and distributors segment, where generally long-term relationships with customers are established, mortgages prevail. For foreign customers, joint and several bonds from their parent companies prevail. In the industrial and transport segment, bank guarantees prevail. To a lesser extent, the Group has also obtained other guarantees such as credit insurances and guarantee customer-supplier, among others.
The Group has effective guarantees granted by third parties for 984, 1,013 and 945 as of December 31, 2025, 2024 and 2023, respectively.
During the fiscal years ended December 31, 2025, 2024 and 2023, the Group did not execute material guarantees.